FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 28,659,000	$ 24,757,000
Bank and other financial charges	8,010,000	7,472,000
Interest accretion on discounted lease obligations	3,141,000
Interest accretion on discounted provisions	287,000	299,000
Foreign exchange gain	(929,000)	(1,483,000)
Financial expenses, net (note 14(c))	39,168,000	31,045,000
Borrowing costs recognised as expense	$ 1,300,000.0	$ 700,000